Shareholders' Equity - Additional Information (Detail) - $ / shares	Jan. 16, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 12, 2019	Aug. 22, 2019	Jul. 25, 2019
Shares authorized			1,950,000,000
Ballman Inc [Member]
Number of shares issued						1,756,295
JM Elegance Holdings Limited [Member]
Number of shares issued						1,300,000
Richztx Limited [Member]
Number of shares issued						645,535
Bob Skyline Limited [Member]
Number of shares issued					125,000
Common Class B [Member]
Preferred shares, number of ordinary shares			1,375,934	1,375,934
Number of shares issued		44,992,555	45,422,663
Stock par value		$ 0.0001	$ 0.0001
Shares authorized		45,422,663	45,422,663
Ordinary shares, shares outstanding		44,992,555	45,422,663
Common Class B [Member] | Employee [Member]
Number of shares issued		3,380,505
Common Class A [Member]
Preferred shares, number of ordinary shares			37,682,167	37,682,167
Number of shares issued		64,688,479	64,034,573
Stock par value		$ 0.0001	$ 0.0001
Shares authorized		1,904,577,337	1,904,577,337
Ordinary shares, shares outstanding		64,634,743	64,034,573
Common Class A [Member] | Over-Allotment Option [Member]
Shares issued for underwriters	170,062